Revenues - Summary of Detailed Information about Revenue Explanatory (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Revenue [Line Items]
Revenues, net	¥ 33,453	¥ 6,163
Online EV Charging Solutions
Disclosure Of Detailed Information About Revenue [Line Items]
Net Revenues	17,985	5,455
Offline EV Charging Solutions
Disclosure Of Detailed Information About Revenue [Line Items]
Net Revenues	15,102	565
Non-Charging Solutions and Other Services
Disclosure Of Detailed Information About Revenue [Line Items]
Net Revenues	¥ 366	¥ 143